united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street Wellesley, MA       02481

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/19

Item 1. Reports to Stockholders.

Miller Convertible Bond Fund

Miller Convertible Plus Fund

Miller Intermediate Bond Fund

Semi-Annual Report

APRIL 30, 2019

877-441-4434

www.MillerFamilyofFunds.com

Investment Advisor

Wellesley Asset Management, Inc.

The Wellesley Office Park

20 William Street, Suite 310

Wellesley, MA 02481

781-416-4000

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Miller Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.MillerFamilyofFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Fellow Shareholder,

We are pleased to provide you with this overview of performance of the Funds for the six months ending April 30, 2019.

Over the last six months, all share classes of the Miller Family of Funds lagged corporate bonds and equities. Since inception, all share classes have outperformed the Bloomberg Barclays US Aggregate Index but underperformed the S&P 500 Total Return Index. Our Funds’ performance for the six months ending April 30, 2019 and since inception is as follows:

	Six Months Ended	Annualized Since
Miller Convertible Bond Fund	April 30, 2019	Inception
A shares (MCFAX.LW)	4.63%	5.70% (12/27/07)
I shares (MCIFX)	4.89%	6.26% (12/27/07)
C shares (MCFCX)	4.35%	6.01% (12/01/09)

	Six Months Ended	Annualized Since
Miller Convertible Plus Fund	April 30, 2019	Inception
A shares (MCPAX)	4.63%	6.92% (12/31/14)
I shares (MCPIX)	4.74%	7.17% (12/31/14)
C shares (MCCCX)	4.23%	6.09% (12/31/14)

	Six Months Ended	Annualized Since
Miller Intermediate Bond Fund	April 30, 2019	Inception
A shares (MIFAX)	3.05%	4.17% (12/31/14)
I shares (MIFIX)	3.13%	4.41% (12/31/14)
C shares (MIFCX)	2.66%	3.51% (12/31/14)

The Funds’ net assets under management at April 30, 2019 were as follows:

Miller Convertible Bond Fund	$816,155,174
Miller Convertible Plus Fund	$119,787,561
Miller Intermediate Bond Fund	$115,195,479

Convertible Bond Market Review

Over the six months ending April 30, 2019, the Bank of America/Merrill Lynch All Convertibles ex Mandatory Index (V0A0), the S&P 500 Total Return Index and the Bloomberg Barclays US Aggregate Bond

Index were up 9.44%, 9.76% and 5.49%, respectively. Convertible bond performance was helped by the performance of the underlying equities, lower interest rates, and lower credit spreads. Although volatility was high in December, the market eventually settled down in the new year. Lower market volatility partially offset some of the positive convertible bond performance. Note the following definitions:

●	The Bank of America/Merrill Lynch All Convertibles ex Mandatory Index (V0A0) represents all US convertibles, excluding mandatory convertibles, small issues and bankruptcies

●	The Bloomberg Barclays US Aggregate Bond Index represents most investment grade bonds traded in the United States

●	The S&P 500 Total Return Index is a cap-weighted index of 500 common stocks and is regarded as a leading proxy for the US stock market

●	A credit spread is the difference in yield between a US Treasury bond and a debt security with the same maturity but of lesser quality

Please note: Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses, or sales charges.

During the six months ending April 30, 2019, the S&P 500 Total Return Index increased 9.76%. However, it certainly didn’t get there in a straight line. While November was a fairly uneventful month, December saw a market correction with the S&P 500 Total Return Index down over 10%. Concerns over slowing global economic growth, expectations of declining domestic earnings growth, and the ongoing threat of a trade war contributed to the downturn. As expected, the Federal Reserve Bank increased their target for the Federal Funds Rate by 25 basis points in December. The Federal Funds Rate is the interest rate banks charge each other for overnight loans. Generally speaking, the Federal Reserve raises (or lowers) interest rates in response to inflation. When the Fed is concerned about prices rising too fast, it will raise rates. When inflation is low, it will lower rates to prompt more borrowing activity.

The Fed in its report citing strong US growth without inflation, signaled that the Federal Funds Rate may not continue to rise in the future. This news sent stocks higher and by the end of February, the S&P 500 Total Return Index was above its pre-December highs. The environment for new issuance in the convertible market was mixed with higher equity prices being offset by lower bond yields and increased volatility.

Miller Convertible Bond Fund

The Miller Convertible Bond Fund underperformed the V0A0 Index, the S&P 500 Total Return Index, and to a much smaller extent the Bloomberg Barclays US Aggregate Bond Index for the six months ended April 30, 2019. The Fund’s underweight positions in technology and media led to underperformance versus the V0A0 Index. The Fund’s underweight positions in the consumer discretionary and media sectors contributed to underperformance versus the S&P 500 Total Return Index. In a period of falling rates and tighter credit spreads, the Fund’s lower duration led to underperformance when compared to the Bloomberg Barclays US Aggregate Bond Index.

A positive contributor to the Fund’s performance was a position in LGI Homes (2.37% weight), which produced a gain of over 61%. However, the Fund’s position in Aegean Marine (0.60% weight) resulted in a 60.56% loss, which contributed negatively to performance.

The Fund remains well diversified with 90 positions, the largest of which accounts for 3.2% of assets. Given the market volatility in the 4th quarter of 2018, returns varied widely. As a result, the largest drawdown, or peak to trough decline, was 6.55%.

Miller Convertible Plus Fund

The Miller Convertible Plus Fund also underperformed the S&P 500 Total Return Index, the V0A0 Index and the Bloomberg Barclays US Aggregate Bond Index in the past six months. The Fund’s overweight position in financials was a positive contributor to performance, while underweight positions in technology and media were detractors from performance. Like the Miller Convertible Bond Fund, the Plus Fund’s lower duration led to underperformance versus the Bloomberg Barclays US Aggregate Bond Index.

The Miller Convertible Plus Fund’s top performing position was IIP Operating Partnership (3.3% weight) which returned 25.89%. Similar to the other Funds in the Miller Family, The Miller Convertible Plus Fund’s worst position was in Aegean Marine (0.77% weight) which resulted in a 58.14% loss.

The Fund is diversified with 47 positions, the largest being IIP Operating Partnership which represents 3.3% of the Fund’s assets. Because the Plus Fund uses leverage, it tends to be the most volatile in the Miller Family of Funds. During the last year, the largest drawdown in the Miller Convertible Plus Fund was 9.87%.

Miller Intermediate Bond Fund

The Miller Intermediate Bond Fund had lower returns than the two other Funds as both the stock and bond markets charged higher. The Fund’s overweight allocation to investment grade bonds and its underweight allocation to high yield bonds led to underperform versus the V0A0 Index. This was partially offset by an overweight position in financials. Underweight exposures to consumer discretionary and media stocks led to underperformance relative to the S&P 500 Total Return Index.

The Intermediate Bond Fund’s best performing position was Lumentum Holdings (1.8% weight) which returned almost 28%. The Fund’s worst performing position was Aegean Marine (0.54% weight) which lost 60.56%.

The Intermediate Bond Fund has 50 positions with the largest position being a US Three Year Treasury Note, which represented 3.6% of the Fund’s assets. This allocation to treasuries helped to dampen the volatility of returns seen in other positions the Fund held. As a result, the Fund’s largest drawdown for the six months was 4.33%.

Convertible Bond Strategy Review

We remain committed to the same strategy we have utilized since Wellesley Asset Management, Inc. was founded in 1991. It is important to note that we do not change our investment strategy regardless of what the current investment climate is. When investing in convertibles, we prefer to only buy convertible bonds and notes (no mandatory preferreds or other convertible structures) which typically offer the return of principal within seven years of issuance assuming there are no defaults. Before making an investment, we perform a thorough analysis of a company’s balance sheet and income statement. We seek to invest in profitable companies and we avoid companies with unsafe debt loads. While we usually invest with the goal of holding bonds until the next liquidity date (maturity, put or call), we consider selling or reducing our exposure if one of the following scenarios occur:

●	An issuer’s credit quality deteriorates

●	The bond loses its favorable risk/reward characteristics due to price appreciation

●	We perceive an opportunity to increase portfolio diversification

●	We believe more attractive investments are available

Because one of our key risk management practices involves careful limits on prices we pay, we tend not to purchase convertibles that trade at prices substantially above par since they will have significantly negative yields to the next liquidity date. This discipline often results in the elimination of some of the most equity-sensitive convertibles. As a result, our performance tends to lag broader equity indices in rising markets but also tends to decline less in falling stock markets. Our holdings distribution within the convertible market spans from investment-grade to small-cap, with a broad distribution of industries represented. Many of our rated convertible bonds are investment grade and a large percentage of the bonds are not rated.

New Issuance

The new issue market remained somewhat muted over the last six months due to market volatility. About $15 billion of new paper came to the market over the last half year. Some of the new issues that met our criteria were convertible bonds issued by the following companies (weighting as of April 30, 2019):

●	Electronics for Imaging (3.1% weight), designs and markets products that support printing on a variety of peripheral devices

●	Innovative Industrial Properties, Inc. (2.2% weight), a REIT that acquires and leases land to tenants in the regulated medical-use cannabis industry

●	Ares Capital Corp (.77% weight), a business development company that lends to middle-market companies across diverse industries

Potential catalysts for future convertible issuance include rising interest rates, widening credit spreads, and higher stock prices.

The current bull market has been able to shrug off many potential negative catalysts such as the sovereign debt crisis in 2011, the taper tantrum in 2013, and the energy shock in 2015. Volatility has once again returned to the markets over concerns of a trade war and slowing global growth. Time will tell whether the bull market rages on or we fall into a bear market. It’s times like these that a portfolio of high-quality convertible bonds may offer the best of both worlds: the potential for upside participation in improving equity markets and the potential for capital preservation at maturity (or put date), barring default, should the markets correct. Convertible bonds are one of the few financial instruments that can give investors the potential for upside participation with minimized downside risk. Lastly, convertibles have the potential to increase returns and lower risk when added to a multi-asset portfolio.

For more detailed and timely information on our Funds and Wellesley Asset Management, please visit our website at www.wellesleyassetmanagement.com where you can access quarterly commentaries and

Fund fact sheets. As always, we thank you for your continued trust and confidence in our management. We look forward to helping you achieve your future goals.

Sincerely,

Greg Miller, Portfolio Manager

Darlene Murphy, Portfolio Manager

Michael Miller, Portfolio Manager

2051-NLD-5/22/2019

Miller Convertible Bond Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through April 30, 2019

Total Returns as of April 30, 2019
			Annualized

		One	Five	Ten	Since Inception *	Since Inception **
	Six Months	Year	Years	Years	(Class A and I)	(Class C)
Miller Convertible Bond Fund:
Class A, without sales charge	4.63%	2.42%	3.55%	7.83%	5.70%	—
Class A, with sales charge of 5.75%	(1.40)%	(3.44)%	2.34%	7.20%	5.15%	—
Class I	4.89%	2.93%	4.06%	8.38%	6.26%	—
Class C	4.35%	1.90%	3.01%	—	—	6.01%
Bloomberg Barclays U.S. Aggregate Bond Index	5.49%	5.29%	2.57%	3.72%	3.87%	3.24%

*	Class A and Class I shares commenced operations on December 27, 2007.

**	Class C shares commenced operations on December 1, 2009.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated, fixed-rate, taxable, investment grade fixed-income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed, commercial mortgage-backed and asset-backed securities.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. Total returns would have been lower had the adviser not waived a portion of its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated March 1, 2019, including underlying funds, are 1.45%, 0.95%, and 1.95% for Class A shares, Class I shares, and Class C shares, respectively. For performance information current to the most recent month-end, please call 877-441-4434.

Miller Convertible Plus Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through April 30, 2019

Total Returns as of April 30, 2019
			Annualized

	Six Months	One Year	Three Years	Since Inception*
Miller Convertible Plus Fund:
Class A, without sales charge	4.63%	2.12%	8.12%	6.92%
Class A, with sales charge of 5.75%	(1.38)%	(3.73)%	6.01%	5.47%
Class I	4.74%	2.38%	8.40%	7.17%
Class C	4.23%	1.38%	7.30%	6.09%
Bloomberg Barclays U.S. Aggregate Bond Index	5.49%	5.29%	1.90%	2.24%

*	Class A, Class I and Class C shares commenced operations on December 31, 2014.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated, fixed-rate, taxable, investment grade fixed-income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed, commercial mortgage-backed and asset-backed securities.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. Total returns would have been lower had the adviser not waived a portion of its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated March 1, 2019, including underlying funds, are 4.87%, 4.61%, and 5.64% for Class A shares, Class I shares, and Class C shares, respectively. For performance information current to the most recent month-end, please call 877-441-4434.

Miller Intermediate Bond Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through April 30, 2019

Total Returns as of April 30, 2019
			Annualized

	Six Months	One Year	Three Years	Since Inception*
Miller Intermediate Bond Fund:
Class A, without sales charge	3.05%	2.85%	4.31%	4.17%
Class A, with sales charge of 5.75%	(2.88)%	(3.06)%	2.28%	2.75%
Class I	3.13%	3.11%	4.58%	4.41%
Class C	2.66%	2.00%	3.50%	3.51%
Bloomberg Barclays U.S. Aggregate Bond Index	5.49%	5.29%	1.90%	2.24%

*	Class A, Class I and Class C shares commenced operations on December 31, 2014.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated, fixed-rate, taxable, investment grade fixed-income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed, commercial mortgage-backed and asset-backed securities.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. Total returns would have been lower had the adviser not waived a portion of its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated March 1, 2019, including underlying funds, are 1.43%, 1.17%, and 2.17% for Class A shares, Class I shares, and Class C shares, respectively. For performance information current to the most recent month-end, please call 877-441-4434.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2019

	Principal
Security	Amount	Interest Rate (%)		Maturity Date	Fair Value
CONVERTIBLE BONDS - 92.30%
AEROSPACE/DEFENSE - 0.28%
Kaman Corp.	$2,000,000	3.2500		5/1/2024	$2,278,750

AIRLINES - 2.75%
Delta Airlines, Inc. - Goldman Sachs Finance Corp. Synthetic	12,097,000	3.8300	**	9/28/2023	12,005,063
Delta Airlines, Inc. - Wells Fargo Finance, LLC. Synthetic	10,062,000	3.5600	**	9/28/2023	10,421,213
					22,426,276
AUTO PARTS & EQUIPMENT - 2.33%
General Motors - Societe General SA Synthetic	18,000,000	2.6900	**	11/16/2021	19,036,800

BIOTECHNOLOGY - 1.91%
Innoviva, Inc.	10,000,000	2.1250		1/15/2023	10,255,720
Innoviva, Inc.	2,500,000	2.5000		8/15/2025	2,684,520
Ligand Pharmaceuticals, Inc. -144A	3,000,000	0.7500		5/15/2023	2,614,747
					15,554,987
COMMERCIAL SERVICES - 0.42%
Euronet Worldwide, Inc. - 144A	100,000	0.7500		3/15/2049	111,860
FTI Consulting, Inc. - 144A	2,000,000	2.0000		45,153	2,150,258
Square, Inc. - 144A	1,000,000	0.5000		5/15/2023	1,196,470
					3,458,588
COMPUTERS - 9.17%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic	27,000,000	3.8700	**	10/16/2023	26,100,900
Electronics for Imaging, Inc. -144A	21,000,000	2.2500		11/15/2023	25,045,339
Lumentum Holdings, Inc.	19,000,000	0.2500		3/15/2024	23,694,313
					74,840,552
DIVERSIFIED FINANCIAL SERVICES - 9.09%
Cowen, Inc.	18,100,000	3.0000		12/15/2022	20,566,300
Granite Point Mortgage Trust, Inc. - 144A	17,000,000	5.6250		12/1/2022	17,294,316
Granite Point Mortgage Trust, Inc.	1,000,000	6.3750		10/1/2023	1,025,947
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,000,000	4.1250		9/1/2022	16,517,893
PRA Group, Inc.	100,000	3.0000		8/1/2020	96,016
PRA Group, Inc.	100,000	3.5000		6/1/2023	92,507
Voya Financial, Inc. - Bank of America Finance LLC Synthetic	1,200,000	3.1400	**	5/1/2023	1,192,500
Voya Financial, Inc. - Deutsche Bank AG Synthetic	18,000,000	3.7500	**	5/1/2023	17,425,800
					74,211,279
ELECTRONICS - 5.81%
II-VI, Inc	21,000,000	0.2500		9/1/2022	22,986,201
Knowles Corp.	1,000,000	3.2500		11/1/2021	1,213,800
OSI Systems, Inc.	100,000	1.2500		9/1/2022	104,085
Vishay Intertechnology, Inc. - 144A	24,000,000	2.2500		6/15/2025	23,098,711
					47,402,797
ENGINEERING & CONSTRUCTION - 5.87%
Dycom Industries, Inc.	24,000,000	0.7500		9/15/2021	22,766,474
Tutor Perini Corp.	25,425,000	2.8750		6/15/2021	25,111,036
					47,877,510
HOME BUILDERS - 4.59%
D.R. Horton, Inc. - Barclays Bank PLC Synthetic	18,000,000	3.8900	**	9/26/2023	17,989,200
LGI Homes, Inc.	6,000,000	4.2500		11/15/2019	19,492,800
					37,482,000
INSURANCE - 2.05%
HCI Group, Inc.	16,717,000	4.2500		3/1/2037	16,696,275

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

	Principal			Maturity
Security	Amount	Interest Rate (%)		Date	Fair Value
CONVERTIBLE BONDS - 92.30% (Continued)
INTERNET - 5.22%
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic	$23,000,000	3.5900	**	4/21/2023	$24,449,000
Booking Holdings, Inc.	100,000	0.9000		9/15/2021	114,178
Google, Inc. - Bank of America Finance LLC Synthetic	13,000,000	3.6400	**	9/28/2023	12,849,200
Twitter, Inc. - 144A	5,000,000	0.2500		6/15/2024	5,061,074
Twitter, Inc.	100,000	1.0000		9/15/2021	96,764
					42,570,216
INVESTMENT COMPANIES - 0.74%
Ares Capital Corp.	4,545,000	4.6250		3/1/2024	4,582,496
BlackRock Capital Investment Corp.	100,000	5.0000		6/15/2022	100,121
BlackRock TCP Capital Corp.	100,000	4.6250		3/1/2022	101,000
Goldman Sachs BDC, Inc.	100,000	4.5000		4/1/2022	99,483
New Mountain Finance Corp.	100,000	5.0000		6/15/2019	100,244
TPG Speciality Lending, Inc.	1,000,000	4.5000		8/1/2022	1,034,147
					6,017,491
MINING - 2.65%
Newmont Mining Corp. - Barclays Bank PLC Synthetic	22,000,000	3.9200	**	10/30/2023	21,630,400

OIL & GAS - 0.67%
Oasis Petroleum, Inc.	100,000	2.6250		9/15/2023	95,863
PDC Energy, Inc.	5,500,000	1.1250		9/15/2021	5,249,663
SM Energy Co.	100,000	1.5000		7/1/2021	92,921
					5,438,447
PHARMACEUTICALS - 8.65%
Jazz Investments I, Ltd.	15,000,000	1.5000		8/15/2024	14,306,250
Jazz Investments I, Ltd.	9,000,000	1.8750		8/15/2021	8,960,625
Pacira Pharmaceuticals, Inc.	22,000,000	2.3750		4/1/2022	22,013,750
Supernus Pharmaceuticals, Inc.	25,000,000	0.6250		4/1/2023	25,330,700
					70,611,325
PRIVATE EQUITY - 0.01%
Hercules Capital, Inc.	100,000	4.3750		2/1/2022	99,632

REITS - 10.47%
Apollo Commercial Real Estate Finance, Inc.	20,000,000	4.7500		8/23/2022	19,884,526
Apollo Commercial Real Estate Finance, Inc.	1,000,000	5.3750		10/15/2023	997,217
Arbor Realty Trust, Inc. - 144A	10,000,000	5.2500		7/1/2021	10,827,366
Blackstone Mortgage Trust, Inc.	8,000,000	4.3750		5/5/2022	8,157,825
Blackstone Mortgage Trust, Inc.	1,000,000	4.7500		3/15/2023	1,023,750
Exantas Capital Corp.	8,000,000	4.5000		8/15/2022	7,994,637
IIP Operating Partnership, LP - 144A	14,000,000	3.7500		2/21/2024	17,624,953
KKR Real Estate Finance Trust, Inc. - 144A	10,000,000	6.1250		5/15/2023	10,322,233
PennyMac Corp.	100,000	5.3750		5/1/2020	100,508
Redwood Trust, Inc.	1,000,000	4.7500		8/15/2023	965,820
Two Harbors Investment Corp.	1,000,000	6.2500		1/15/2022	1,016,250
Western Asset Mortgage Capital Corp.	6,669,000	6.7500		10/1/2022	6,539,848
					85,454,933
RETAIL - 2.32%
EZCORP, Inc.	100,000	2.1250		6/15/2019	100,195
EZCORP, Inc. - 144A	20,000,000	2.3750		5/1/2025	18,874,048
					18,974,243
SEMICONDUCTORS - 3.84%
Cree, Inc. - 144A	8,000,000	0.8750		9/1/2023	10,148,654
Cypress Semiconductor Corp.	103,000	2.0000		2/1/2023	112,100
ON Semiconductor Corp.	1,000,000	1.0000		12/1/2020	1,338,556
ON Semiconductor Corp.	1,000,000	1.6250		10/15/2023	1,315,550
Silicon Laboratories, Inc.	100,000	1.3750		3/1/2022	127,646
Synaptics, Inc.	20,000,000	0.5000		6/15/2022	18,310,000
					31,352,506
SOFTWARE - 3.06%
Akami Technologies, Inc. - 144A	21,000,000	0.1250		5/1/2025	22,281,573
CSG Systems International, Inc.	2,492,000	4.2500		3/15/2036	2,667,848
					24,949,421

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

	Principal			Maturity
Security	Amount	Interest Rate (%)		Date	Fair Value
CONVERTIBLE BONDS - 92.30% (Continued)
TELECOMMUNICATIONS - 4.16%
CalAmp Corp.	$100,000	1.6250		5/15/2020	$97,621
CalAmp Corp. - 144A	20,000,000	2.0000		8/1/2025	16,849,260
Finisar Corp.	16,000,000	0.5000		12/15/2036	15,744,863
Viavi Solutions, Inc.	100,000	1.0000		3/1/2024	117,008
Viavi Solutions, Inc. - 144A	1,000,000	1.7500		6/1/2023	1,161,106
					33,969,858
TRANSPORTATION - 4.63%
Air Transport Services Group, Inc.	20,000,000	1.1250		10/15/2024	20,037,500
Atlas Air Worldwide Holdings, Inc.	1,000,000	1.8750		6/1/2024	1,051,401
Atlas Air Worldwide Holdings, Inc.	16,000,000	2.2500		6/1/2022	16,613,463
Kansas City Southern, Inc. - Goldman Sachs Group, Inc. Synthetic	100,000	3.4800	**	2/16/2021	96,695
					37,799,059
TRUCKING & LEASING - 1.61%
Greenbrier Cos, Inc.	13,000,000	2.8750		2/1/2024	13,123,421

TOTAL CONVERTIBLE BONDS					753,256,766
(Cost - $719,766,440)

	Shares	Dividend Rate (%)
PREFERRED STOCK - 3.72%
REITS - 3.72%
Great Ajax Corp.	580,550	7.2500		4/30/2024	15,082,689
Ready Capital Corp.	566,795	7.0000		8/15/2023	15,314,801
TOTAL PREFERRED STOCK					30,397,490
(Cost - $28,826,857)

	Principal	Interest Rate %
U.S. TREASURY OBLIGATIONS - 2.55%
United States Treasury Notes	$1,000,000	1.0000		6/30/2019	997,609
United States Treasury Notes	5,000,000	1.6250		8/15/2022	4,902,246
United States Treasury Notes	5,000,000	2.0000		2/15/2023	4,953,809
United States Treasury Notes	5,000,000	2.1250		9/30/2021	4,985,938
United States Treasury Notes	5,000,000	2.2500		11/15/2024	4,981,445
TOTAL U.S. TREASURY OBLIGATIONS					20,821,047
(Cost - $20,673,840)

	Shares
SHORT-TERM INVESTMENTS - 2.22%
MONEY MARKET FUND - 2.22%
Milestone Treasury Obligations Portfolio - Institutional Class	18,122,576	2.2900	+		18,122,576
TOTAL SHORT-TERM INVESTMENTS
(Cost - $18,122,576)

TOTAL INVESTMENTS - 100.79%
(Cost - $787,389,713)					$822,597,879
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.79)%					(6,442,705)
NET ASSETS - 100.00%					$816,155,174

+	Variable rate security. Interest rate is as of April 30, 2019.

**	Interest rate represents the comparable yield on the contingent payment debt instrument.

LLC - Limited Liability Company.

PLC - Public Limited Company.

REITS - Real Estate Investment Trusts.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

	Notional	Termination	Receivable for Open
TOTAL RETURN SWAP	Amount	Date	Swap Contracts
Agreement with ReFlow Fund, LLC dated August 28, 2018 to receive total return of the Miller Convertible Bond Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 1.60% (4.08% at April 30, 2019).
	$34,851,923	8/30/2019	$311,550

PORTFOLIO ANALYSIS
As of April 30, 2019
% of Net
Sector	Assets
Financial	43.80%
Industrial	18.18%
Technology	12.87%
Consumer, Non cyclical	10.98%
Communications	4.81%
Consumer, Cyclical	4.71%
Government	2.55%
Short-Term Investments	2.22%
Energy	0.67%
Liabilities in Excess of Other Assets	(0.79)%
100.00%

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2019

	Principal	Interest		Maturity
Security	Amount	Rate (%)		Date	Fair Value
CONVERTIBLE BONDS - 137.00%
AIRLINES - 4.29%
Delta Airlines, Inc. - Goldman Sachs Finance Corp. Synthetic *	$5,174,000	3.8300	**	9/28/2023	$5,134,678

AUTO MANUFACTURERS - 3.09%
General Motors Co. - Societe Generale SA Synthetic *	3,500,000	2.6900	**	11/16/2021	3,701,600

BIOTECHNOLOGY - 2.61%
Innoviva, Inc.	500,000	2.1250		1/15/2023	512,786
Ligand Pharmaceuticals, Inc. - 144A *	3,000,000	0.7500		5/15/2023	2,614,747
					3,127,533
COMMERCIAL SERVICES - 2.69%
FTI Consulting, Inc. - 144A *	3,000,000	2.0000		8/15/2023	3,225,387

COMPUTERS - 12.04%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic *	5,500,000	3.8700	**	10/16/2023	5,316,850
Electronics for Imaging, Inc. - 144A	4,500,000	2.2500		11/15/2023	5,366,858
Lumentum Holdings, Inc.	3,000,000	0.2500		3/15/2024	3,741,207
					14,424,915
DIVERSIFIED FINANCIAL SERVICES - 14.39%
Cowen, Inc. *	4,500,000	3.0000		12/15/2022	5,113,168
Granite Point Mortgage Trust, Inc. - 144A *	4,500,000	5.6250		12/1/2022	4,577,907
Hannon Armstrong Sustainable Infrastructure Capital, Inc. *	4,500,000	4.1250		9/1/2022	4,645,657
Voya Financial, Inc. - Deutsche Bank AG Synthetic *	3,000,000	3.7500	**	5/1/2023	2,904,300
					17,241,032
ELECTRONICS - 8.47%
II-VI, Inc. - 144A	4,700,000	0.2500		9/1/2022	5,144,531
Vishay Intertechnology, Inc. - 144A *	5,200,000	2.2500		6/15/2025	5,004,721
					10,149,252
ENGINEERING & CONSTRUCTION - 8.08%
Dycom Industries, Inc.	5,000,000	0.7500		9/15/2021	4,743,015
Tutor Perini Corp. *	5,000,000	2.8750		6/15/2021	4,938,257
					9,681,272
HOME BUILDERS - 3.75%
D.R. Horton, Inc. - Barclays Bank PLC Synthetic *	4,500,000	3.8900	**	9/26/2023	4,497,300

INSURANCE - 3.34%
HCI Group, Inc. *	4,000,000	4.2500		3/1/2037	3,995,041

INTERNET - 11.36%
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic *	4,800,000	3.5900	**	4/21/2023	5,102,400
Google, Inc. - Bank of America Finance LLC Synthetic *	4,000,000	3.6400	**	9/28/2023	3,953,600
Twitter, Inc. - 144A *	4,500,000	0.2500		6/15/2024	4,554,967
					13,610,967
INVESTMENT COMPANIES - 1.70%
Ares Capital Corp.	1,000,000	4.6250		3/1/2024	1,008,250
TPG Specialty Lending, Inc.	1,000,000	4.5000		8/1/2022	1,034,147
					2,042,397
MINING - 3.69%
Newmont Mining Corp. - Barclays Bank PLC Synthetic	4,500,000	3.9200	**	10/30/2023	4,424,400

PHARMACEUTICALS - 11.97%
Jazz Investments I, Ltd. *	5,000,000	1.5000		8/15/2024	4,768,750
Pacira Pharmaceuticals, Inc. *	4,700,000	2.3750		4/1/2022	4,702,938
Supernus Pharmaceuticals, Inc. *	4,800,000	0.6250		4/1/2023	4,863,494
					14,335,182

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

	Principal	Interest	Maturity
Security	Amount	Rate (%)	Date	Fair Value
CONVERTIBLE BONDS - 137.00% (Continued)
REITS - 17.40%
Apollo Commercial Real Estate Finance, Inc. *	$4,500,000	4.7500	8/23/2022	$4,474,018
Arbor Realty Trust, Inc. -144A *	2,500,000	5.2500	7/1/2021	2,706,841
Blackstone Mortgage Trust, Inc. *	3,000,000	4.3750	5/5/2022	3,059,184
IIP Operating Partnership, LP - 144A	4,600,000	3.7500	2/21/2024	5,791,056
KKR Real Estate Finance Trust, Inc. - 144A *	2,200,000	6.1250	5/15/2023	2,270,891
Two Harbors Investment Corp. *	2,500,000	6.2500	1/15/2022	2,540,625
				20,842,615
RETAIL - 3.94%
EZCORP, Inc. - 144A *	5,000,000	2.3750	5/1/2025	4,718,512

SEMICONDUCTORS - 4.54%
ON Semiconductor Corp. *	1,000,000	1.6250	10/15/2023	1,315,550
Synaptics, Inc. *	4,500,000	0.5000	6/15/2022	4,119,750
				5,435,300
SOFTWARE - 4.61%
Akami Technologies, Inc. - 144A *	4,700,000	0.1250	5/1/2025	4,986,828
CSG Systems International, Inc	500,000	4.2500	3/15/2036	535,283
				5,522,111
TELECOMMUNICATIONS - 5.10%
CalAmp Corp. -144A *	4,900,000	2.0000	8/1/2025	4,128,069
Finisar Corp. *	2,000,000	0.5000	12/15/2036	1,968,108
				6,096,177
TRANSPORTATION - 6.15%
Air Transport Services Group, Inc. *	3,000,000	1.1250	10/15/2024	3,005,625
Atlas Air Worldwide Holdings, Inc. *	4,200,000	2.2500	6/1/2022	4,361,034
				7,366,659
TRUCKING & LEASING - 3.79%
Greenbrier Cos , Inc.	4,500,000	2.8750	2/1/2024	4,542,723

TOTAL CONVERTIBLE BONDS
(Cost - $159,896,196)				164,115,053

		Dividend
	Shares	Rate (%)
PREFERRED STOCK - 7.07%
REITS - 7.07%
Great Ajax Corp. *	170,000	7.2500	4/30/2024	4,416,600
Ready Capital Corp. *	150,000	7.0000	8/15/2023	4,053,000
TOTAL PREFERRED STOCK				8,469,600
(Cost - $8,005,800)

		Interest
	Principal	Rate %
U.S. TREASURY OBLIGATIONS - 1.22%
United States Treasury Notes *	$1,000,000	1.2500	3/31/2021	980,937
United States Treasury Notes *	500,000	1.2500	7/31/2023	479,473
TOTAL U.S. TREASURY OBLIGATIONS				1,460,410
(Cost - $1,482,543)

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

		Interest
Security	Shares	Rate (%)		Fair Value
SHORT-TERM INVESTMENTS - 0.30%
MONEY MARKET FUND - 0.30%
Milestone Treasury Obligations Portfolio - Institutional Class	354,731	2.2900	+	$354,731
TOTAL SHORT-TERM INVESTMENTS
(Cost - $354,731)

TOTAL INVESTMENTS - 145.59%
(Cost - $169,739,270)				$174,399,794
LIABILITIES IN EXCESS OF OTHER ASSETS - (45.59)%				(54,612,233)
NET ASSETS - 100.0%				$119,787,561

+	Variable rate security. Interest rate is as of April 30, 2019.

LLC - Limited Liability Company

PLC - Public Limited Company.

REITS - Real Estate Investment Trusts.

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

*	All or a portion of this security is segregated as collateral for the Line of Credit as of April 30, 2019.

**	Interest rate represents the comparable yield on the contingent payment debt instrument.

PORTFOLIO ANALYSIS
As of April 30, 2019
% of Net
Sector	Assets
Financial	70.72%
Industrial	26.50%
Consumer, Non-cyclical	17.27%
Technology	16.75%
Communications	8.89%
Consumer, Cyclical	3.94%
Government	1.22%
Short-Term Investments	0.30%
Liabilities in Excess of Other Assets	(45.59)%
100.00%

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2019

	Principal
Security	Amount	Interest Rate (%)		Maturity Date	Fair Value
CONVERTIBLE BONDS - 70.88%
AIRLINES - 2.58%
Delta Airlines, Inc. - Goldman Sachs Finance Corp. Synthetic	$3,000,000	3.8300	**	9/28/2023	$2,977,200

AUTO MANUFACTURERS - 1.84%
General Motors Co. - Societe Generale SA Synthetic	2,000,000	2.6900	**	11/16/2021	2,115,200

COMPUTERS - 6.99%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic	3,300,000	3.8700	**	10/16/2023	3,190,110
Electronics For Imaging, Inc. - 144A	2,300,000	2.2500		11/15/2023	2,743,061
Lumentum Holdings, Inc	1,700,000	0.2500		3/15/2024	2,120,017
					8,053,188
DIVERSIFIED FINANCIAL SERVICES - 8.26%
Cowen, Inc.	1,900,000	3.0000		12/15/2022	2,158,893
Granite Point Mortgage Trust, Inc. - 144A	2,500,000	5.6250		12/1/2022	2,543,282
Hannon Armstrong Sustainable Infrastructure Capital, Inc	2,500,000	4.1250		9/1/2022	2,580,921
Voya Financial, Inc. - Deutsche Bank AG Synthetic	2,300,000	3.7500	**	5/1/2023	2,226,630
					9,509,726
ELECTRONICS - 4.14%
II-VI, Inc.	1,900,000	0.2500		9/1/2022	2,079,704
Vishay Intertechnology, Inc. - 144A	2,800,000	2.2500		6/15/2025	2,694,850
					4,774,554
ENGINEERING & CONSTRUCTION - 4.87%
Dycom Industries, Inc	3,000,000	0.7500		9/15/2021	2,845,809
Tutor Perini Corp.	2,800,000	2.8750		6/15/2021	2,765,424
					5,611,233
HOME BUILDERS - 1.82%
D.R. Horton, Inc. - Barclays Bank PLC Synthetic	2,100,000	3.8900	**	9/26/2023	2,098,740

INSURANCE - 1.91%
HCI Group, Inc.	2,200,000	4.2500		3/1/2037	2,197,272

INTERNET - 5.18%
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic	2,800,000	3.5900	**	4/21/2023	2,976,400
Google, Inc. - Bank of America Finance LLC Synthetic	2,000,000	3.6400	**	9/28/2023	1,976,800
Twitter, Inc. - 144A	1,000,000	0.2500		6/15/2024	1,012,215
					5,965,415
INVESTMENT COMPANIES - 3.95%
Ares Capital Corp.	2,500,000	4.6250		3/1/2024	2,520,625
Goldman Sachs BDC, Inc	1,000,000	4.5000		4/1/2022	994,835
TPG Specialty Lending, Inc	1,000,000	4.5000		8/1/2022	1,034,147
					4,549,607
MINING - 2.13%
Newmont Mining Corp. - Barclays Bank PLC Synthetic	2,500,000	3.9200	**	10/30/2023	2,458,000

PHARMACEUTICALS - 6.19%
Jazz Investments I, Ltd.	2,200,000	1.5000		8/15/2024	2,098,250
Pacira Pharmaceuticals, Inc	2,500,000	2.3750		4/1/2022	2,501,563
Supernus Pharmaceuticals, Inc.	2,500,000	0.6250		4/1/2023	2,533,070
					7,132,883

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

	Principal		Maturity
Security	Amount	Interest Rate (%)	Date	Fair Value
CONVERTIBLE BONDS - 70.88% (Continued)
REITS - 9.49%
Apollo Commercial Real Estate Finance, Inc	$3,000,000	4.7500	8/23/2022	$2,982,679
Arbor Realty Trust, Inc. - 144A	2,000,000	5.2500	7/1/2021	2,165,473
Blackstone Mortgage Trust, Inc.	2,000,000	4.3750	5/5/2022	2,039,456
Exantas Capital Corp.	1,700,000	4.5000	8/15/2022	1,698,860
KKR Real Estate Finance Trust, Inc. - 144A	1,000,000	6.1250	5/15/2023	1,032,223
Two Harbors Investment Corp	1,000,000	6.2500	1/15/2022	1,016,250
				10,934,941
RETAIL - 1.07%
EZCORP, Inc. - 144A	1,300,000	2.3750	5/1/2025	1,226,813

SEMICONDUCTORS - 2.15%
Synaptics, Inc.	2,700,000	0.5000	6/15/2022	2,471,850

SOFTWARE - 0.92%
Akami Technologies, Inc. - 144A	1,000,000	0.1250	5/1/2025	1,061,027

TELECOMMUNICATIONS - 4.13%
CalAmp Corp. -144A	2,500,000	2.0000	8/1/2025	2,106,157
Finisar Corp.	2,700,000	0.5000	12/15/2036	2,656,946
				4,763,103
TRANSPORTATION - 2.38%
Air Transport Services Group, Inc	1,700,000	1.1250	10/15/2024	1,703,188
Atlas Air Worldwide Holdings, Inc	1,000,000	2.2500	6/1/2022	1,038,341
				2,741,529
TRUCKING & LEASING - 0.88%
Greenbrier Cos, Inc.	1,000,000	2.8750	2/1/2024	1,009,494

TOTAL CONVERTIBLE BONDS				81,651,775
(Cost - $80,108,839)

	Shares	Dividend Rate (%)
PREFERRED STOCK - 4.60%
REITS - 4.60%
Great Ajax Corp.	100,000	7.2500	4/30/2024	2,598,000
Ready Capital Corp.	100,000	7.0000	8/15/2023	2,702,000
TOTAL PREFERRED STOCK				5,300,000
(Cost - $5,004,400)

	Principal	Interest Rate %
U.S. TREASURY OBLIGATIONS - 23.54%
United States Treasury Notes	$4,000,000	1.1250	2/28/2021	3,917,187
United States Treasury Notes	2,300,000	1.2500	7/31/2023	2,205,574
United States Treasury Notes	3,100,000	1.3750	2/29/2020	3,073,480
United States Treasury Notes	3,000,000	1.3750	8/31/2020	2,961,797
United States Treasury Notes	3,250,000	1.3750	5/31/2021	3,191,221
United States Treasury Notes	5,500,000	1.5000	1/31/2022	5,391,934
United States Treasury Notes	1,000,000	1.6250	12/31/2019	994,453
United States Treasury Notes	1,250,000	1.6250	5/31/2023	1,218,750
United States Treasury Notes	4,250,000	1.6250	11/15/2022	4,160,020
TOTAL U.S. TREASURY OBLIGATIONS				27,114,416
(Cost - $27,038,456)

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Security	Shares	Interest Rate (%)		Fair Value
SHORT-TERM INVESTMENTS - 0.49%
MONEY MARKET FUND - 0.49%
Milestone Treasury Obligations Portfolio - Institutional Class	563,572	2.2900	+	$563,572
TOTAL SHORT-TERM INVESTMENTS
(Cost - $563,572)

TOTAL INVESTMENTS - 99.51%
(Cost - $112,715,267)				$114,629,763
OTHER ASSETS LESS LIABILITIES - 0.49%				565,716
NET ASSETS - 100.00%				$115,195,479

+	Variable rate security. Interest rate is as of April 30, 2019.

**	Interest rate represents the comparable yield on the contingent payment debt instrument.

LLC - Limited Liability Company

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

PORTFOLIO ANALYSIS
As of April 30, 2019
% of Net
Sector	Assets
Financial	43.65%
Government	23.54%
Industrial	12.27%
Technology	7.29%
Consumer, Non-cyclica	6.19%
Communications	5.01%
Consumer, Cyclica	1.07%
Short-Term Investments	0.49%
Other Assets Less Liabilities	0.49%
100.00%

The accompanying notes are an integral part of these financial statements.

Miller Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2019

	Miller	Miller	Miller
	Convertible	Convertible	Intermediate
	Bond Fund	Plus Fund	Bond Fund
Assets:
Investments in Securities at Cost	$787,389,713	$169,739,270	$112,715,267
Investments in Securities at Fair Value	$822,597,879	$174,399,794	$114,629,763
Segregated Cash - Collateral for Loan	—	787,797	—
Receivable for Securities Sold	642,176	—	—
Receivable for Open Swap Contracts	311,550	—	—
Receivable for Fund Shares Sold	759,977	—	15,000
Interest and Dividend Receivable	4,224,788	993,792	634,962
Prepaid Expenses and Other Assets	44,663	29,813	28,499
Total Assets	828,581,033	176,211,196	115,308,224

Liabilities:
Payable for Securities Purchased	9,765,248	—	—
Line of Credit Payable	—	55,500,000	—
Accrued Advisory Fees	496,765	169,533	83,613
Interest Payable	—	687,749	—
Accrued Distribution Fees	84,767	540	370
Payable for Fund Shares Redeemed	1,946,683	47,589	10,000
Accrued Expenses and Other Liabilities	132,396	18,224	18,762
Total Liabilities	12,425,859	56,423,635	112,745

Net Assets	$816,155,174	$119,787,561	$115,195,479

Composition of Net Assets:
April 30, 2019, Net Assets consisted of:
Paid-in-Capital	$808,840,724	$121,150,397	$115,577,922
Accumulated Earnings (Losses)	7,314,450	(1,362,836)	(382,443)
Net Assets	$816,155,174	$119,787,561	$115,195,479

Net Asset Value Per Share
Class A Shares
Net Assets	$77,891,703	$1,251,092	$1,085,866
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	6,183,256	55,202	67,977
Net Asset Value and Redemption Price per Share	$12.60	$22.66	$15.97
Maximum Offering Price Per Share (Includes a Maximum Sales Charge of 5.75%)	$13.37	$24.04	$16.94

Class I Shares
Net Assets	$673,404,658	$118,291,703	$113,787,449
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	53,491,036	5,224,676	7,123,050
Net Asset Value, Offering and Redemption Price per Share	$12.59	$22.64	$15.97

Class C Shares
Net Assets	$64,858,813	$244,766	$322,164
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	5,195,186	10,965	20,082
Net Asset Value, Offering and Redemption Price per Share	$12.48	$22.32	$16.04

The accompanying notes are an integral part of these financial statements.

Miller Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2019

	Miller	Miller	Miller
	Convertible	Convertible	Intermediate
	Bond Fund	Plus Fund	Bond Fund
Investment Income:
Interest Income	$8,693,654	$1,773,447	$1,229,739
Dividend Income	1,052,419	289,687	189,453
Total Investment Income	9,746,073	2,063,134	1,419,192

Expenses:
Investment Advisory Fees	3,164,924	1,701,700	517,837
Distribution Fees (Class A)	203,771	1,525	780
Distribution Fees (Class C)	318,403	2,009	1,482
Shareholder Service Fees	249,040	11,560	13,431
Transfer Agent Fees	167,345	27,050	27,976
Administration Fees	142,874	28,565	25,312
Trustees’ Fees	79,435	10,754	8,990
Custodian Fees	59,500	15,877	11,978
Audit Fees	54,964	8,800	6,091
Registration and Filing Fees	27,927	37,531	29,640
Legal Fees	25,839	5,107	4,269
Printing Expense	25,421	3,148	2,131
Chief Compliance Officer Fees	20,920	2,831	2,375
Insurance Expense	11,879	1,609	1,343
Interest Expense	—	1,040,808	—
Miscellaneous Expenses	4,653	2,523	2,567
Total Expenses	4,556,895	2,901,397	656,202
Less: Fees Waived by Adviser	—	(690,144)	(81,418)
Net Expenses	4,556,895	2,211,253	574,784
Net Investment Income (Loss)	5,189,178	(148,119)	844,408

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(25,860,313)	(5,010,224)	(2,243,122)
Swaps	872,710	—	—
Total Net Realized (Loss)	(24,987,603)	(5,010,224)	(2,243,122)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	52,254,912	9,935,123	4,906,457
Swaps	250,220	—	—
Total Net Change in Unrealized Appreciation	52,505,132	9,935,123	4,906,457
Net Realized and Unrealized Gain on Investments	27,517,529	4,924,899	2,663,335

Net Increase in Net Assets Resulting From Operations	$32,706,707	$4,776,780	$3,507,743

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2019	October 31, 2018
	(Unaudited)
Operations:
Net Investment Income	$5,189,178	$19,766,404
Net Realized Gain (Loss) on Investments and Swaps	(24,987,603)	4,140,085
Net Change in Unrealized Appreciation (Depreciation) on Investments and Swaps	52,505,132	(37,423,053)
Net Increase (Decrease) in Net Assets Resulting From Operations	32,706,707	(13,516,564)

Distributions to Shareholders From:
Total Distributions Paid
Class A ($0.37 and $0.59 per share, respectively)	(2,534,205)	(4,931,227)
Class I ($0.40 and $0.65 per share, respectively)	(23,032,160)	(40,351,640)
Class C ($0.34 and $0.54 per share, respectively)	(1,793,252)	(2,925,507)
Total Distributions to Shareholders	(27,359,617)	(48,208,374)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	4,696,229	27,128,329
Distributions Reinvested	2,311,268	4,368,659
Cost of Shares Redeemed	(21,760,622)	(43,292,140)
Total Class A Shares	(14,753,125)	(11,795,152)
Class I
Proceeds from Shares Issued	111,554,105	315,477,846
Distributions Reinvested	17,618,710	30,611,359
Cost of Shares Redeemed	(281,311,625)	(254,670,665)
Total Class I Shares	(152,138,810)	91,418,540
Class C
Proceeds from Shares Issued	7,617,879	9,445,983
Distributions Reinvested	1,642,998	2,634,291
Cost of Shares Redeemed	(10,149,925)	(14,518,729)
Total Class C Shares	(889,048)	(2,438,455)
Total Beneficial Interest Transactions	(167,780,983)	77,184,933

Increase (Decrease) in Net Assets	(162,433,893)	15,459,995

Net Assets:
Beginning of Period	978,589,067	963,129,072
End of Period	$816,155,174	$978,589,067

SHARE ACTIVITY
Class A:
Shares Issued	390,194	2,089,792
Shares Reinvested	198,588	337,317
Shares Redeemed	(1,813,871)	(3,347,863)
Net decrease in shares of beneficial interest outstanding	(1,225,089)	(920,754)

Class I:
Shares Issued	9,226,718	24,327,632
Shares Reinvested	1,515,645	2,367,368
Shares Redeemed	(23,475,575)	(19,755,173)
Net increase (decrease) in shares of beneficial interest outstanding	(12,733,212)	6,939,827

Class C:
Shares Issued	630,900	743,179
Shares Reinvested	142,487	204,778
Shares Redeemed	(844,300)	(1,131,337)
Net decrease in shares of beneficial interest outstanding	(70,913)	(183,380)

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2019	October 31, 2018
	(Unaudited)
Operations:
Net Investment Income (Loss)	$(148,119)	$817,934
Net Realized Gain (Loss) on Investments and Swaps	(5,010,224)	6,017,056
Net Change in Unrealized Appreciation (Depreciation) on Investments and Swaps	9,935,123	(8,314,752)
Net Increase (Decrease) in Net Assets Resulting From Operations	4,776,780	(1,479,762)

Distributions to Shareholders From:
Total Distributions Paid
Class A ($1.09 and $1.38 per share, respectively)	(48,517)	(46,991)
Class I ($1.13 and $1.43 per share, respectively)	(6,167,195)	(8,055,478)
Class C ($1.05 and $1.25 per share, respectively)	(22,495)	(20,824)
Total Distributions to Shareholders	(6,238,207)	(8,123,293)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	384,052	349,277
Distributions Reinvested	45,428	44,936
Cost of Shares Redeemed	(234,070)	(86,752)
Total Class A Shares	195,410	307,461
Class I
Proceeds from Shares Issued	6,834,292	46,801,624
Distributions Reinvested	6,050,149	7,909,592
Cost of Shares Redeemed	(33,837,264)	(40,932,951)
Total Class I Shares	(20,952,823)	13,778,265
Class C
Proceeds from Shares Issued	10,000	259,395
Distributions Reinvested	21,112	18,315
Cost of Shares Redeemed	(371,772)	(37,267)
Total Class C Shares	(340,660)	240,443
Total Beneficial Interest Transactions	(21,098,073)	14,326,169

Increase (Decrease) in Net Assets	(22,559,500)	4,723,114

Net Assets:
Beginning of Period	142,347,061	137,623,947
End of Period	$119,787,561	$142,347,061

SHARE ACTIVITY
Class A:
Shares Issued	18,990	14,522
Shares Reinvested	2,253	1,881
Shares Redeemed	(10,629)	(3,599)
Net increase in shares of beneficial interest outstanding	10,614	12,804

Class I:
Shares Issued	321,572	1,938,184
Shares Reinvested	300,309	331,892
Shares Redeemed	(1,564,134)	(1,719,424)
Net increase (decrease) in shares of beneficial interest outstanding	(942,253)	550,652

Class C:
Shares Issued	471	10,865
Shares Reinvested	1,061	775
Shares Redeemed	(17,340)	(1,581)
Net increase (decrease) in shares of beneficial interest outstanding	(15,808)	10,059

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2019	October 31, 2018
	(Unaudited)
Operations:
Net Investment Income	$844,408	$2,513,625
Net Realized Gain (Loss) on Investments and Swaps	(2,243,122)	2,606,615
Net Change in Unrealized Appreciation (Depreciation) on Investments	4,906,457	(3,410,059)
Net Increase in Net Assets Resulting From Operations	3,507,743	1,710,181

Distributions to Shareholders From:
Total Distributions Paid
Class A ($0.54 and $0.60 per share, respectively)	(16,685)	(8,452)
Class I ($0.57 and $0.63 per share, respectively)	(3,996,054)	(5,350,950)
Class C ($0.48 and $0.50 per share, respectively)	(8,531)	(4,745)
Total Distributions to Shareholders	(4,021,270)	(5,364,147)

Capital Share Transactions:
Class A
Proceeds from Shares Issued	738,669	610,288
Distributions Reinvested	13,792	7,442
Cost of Shares Redeemed	(74,670)	(379,702)
Total Class A Shares	677,791	238,028
Class I
Proceeds from Shares Issued	16,715,683	22,843,109
Distributions Reinvested	3,858,209	5,246,946
Cost of Shares Redeemed	(14,811,311)	(63,439,061)
Total Class I Shares	5,762,581	(35,349,006)
Class C
Proceeds from Shares Issued	107,217	756,121
Distributions Reinvested	8,531	4,745
Cost of Shares Redeemed	(53)	(720,357)
Total Class C Shares	115,695	40,509
Total Beneficial Interest Transactions	6,556,067	(35,070,469)

Increase (Decrease) in Net Assets	6,042,540	(38,724,435)

Net Assets:
Beginning of Period	109,152,939	147,877,374
End of Period	$115,195,479	$109,152,939

SHARE ACTIVITY
Class A:
Shares Issued	47,363	37,108
Shares Reinvested	912	457
Shares Redeemed	(4,810)	(23,676)
Net increase in shares of beneficial interest outstanding	43,465	13,889

Class I:
Shares Issued	1,066,611	1,393,216
Shares Reinvested	255,183	321,355
Shares Redeemed	(951,247)	(3,877,546)
Net increase (decrease) in shares of beneficial interest outstanding	370,547	(2,162,975)

Class C:
Shares Issued	6,799	45,971
Shares Reinvested	562	289
Shares Redeemed	(3)	(43,329)
Net increase in shares of beneficial interest outstanding	7,358	2,931

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended April 30, 2019

Cash flows from operating activities:
Net increase in net assets resulting from operations	$4,776,780
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(70,227,162)
Proceeds from sales of investments	106,843,446
Proceeds from short term investments, net	684,712
Net realized gain from investments	5,010,224
Net change in unrealized appreciation from investments	(9,935,123)
Net accretion of discounts	(206,911)

Changes in assets and liabilities (Increase)/decrease in assets:
Segregated cash - collateral for loan	(486,460)
Dividend and interest receivable	397,773
Receivable for securities sold	1,362,962
Prepaid expenses and other assets	8,435
Increase/(decrease) in liabilities:
Interest payable	474,728
Accrued advisory fees	(31,782)
Accrued distribution fees	(204)
Accrued expenses and other liabilities	(39,577)
Net cash provided by operating activities	38,631,841

Cash flows from financing activities:
Proceeds from revolving credit line payable to bank	8,500,000
Repayment of borrowings under revolving credit line payable	(20,000,000)
Proceeds from shares sold	7,423,244
Payment on shares redeemed	(34,433,567)
Cash distributions paid	(121,518)
Net cash used in financing activities	(38,631,841)

Net increase in cash	—
Cash at beginning of period	—
Cash at end of period	$—

Supplemental disclosure of non-cash activity:
Noncash financing activities not including herein consists of:
Reinvestment of dividends	$6,116,689
Interest paid	$566,080

The accompanying notes are an integral part of the financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Six Months Ended
	April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Net Asset Value, Beginning of Period	$12.42		$13.19	$12.53	$12.15	$12.75	$12.55
Increase (decrease) from operations:
Net investment income (a)	0.05		0.20	0.72	0.28	0.23	0.37
Net gain (loss) from securities (both realized and unrealized)	0.50		(0.38)	0.36	0.33	(0.17)	0.59
Total from operations	0.55		(0.18)	1.08	0.61	0.06	0.96
Distributions to shareholders from:
Net investment income	(0.16)		(0.38)	(0.42)	(0.20)	(0.32)	(0.27)
Net realized gain	(0.21)		(0.21)	—	(0.03)	(0.34)	(0.49)
Total distributions	(0.37)		(0.59)	(0.42)	(0.23)	(0.66)	(0.76)
Net Asset Value, End of Period	$12.60		$12.42	$13.19	$12.53	$12.15	$12.75
Total Return (b)	4.63%		(1.50)%	8.72%	5.07%	0.49%	7.98%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$77,892		$91,985	$109,900	$112,311	$159,608	$305,994
Ratio of expenses to average net assets	1.46	% (c)	1.44%	1.45%	1.49%	1.44%	1.45%
Ratio of net investment income to average net assets	0.85	% (c)	1.53%	5.55%	2.30%	3.10%	2.87%
Portfolio turnover rate	40	% (d)	107%	79%	46%	81%	78%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months Ended
	April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Net Asset Value, Beginning of Period	$12.41		$13.19	$12.53	$12.15	$12.76	$12.59
Increase (decrease) from operations:
Net investment income (a)	0.08		0.27	0.78	0.39	0.45	0.43
Net gain (loss) from securities (both realized and unrealized)	0.50		(0.40)	0.36	0.28	(0.33)	0.60
Total from operations	0.58		(0.13)	1.14	0.67	0.12	1.03
Distributions to shareholders from:
Net investment income	(0.19)		(0.44)	(0.48)	(0.26)	(0.39)	(0.37)
Net realized gain	(0.21)		(0.21)	—	(0.03)	(0.34)	(0.49)
Total distributions	(0.40)		(0.65)	(0.48)	(0.29)	(0.73)	(0.86)
Net Asset Value, End of Period	$12.59		$12.41	$13.19	$12.53	$12.15	$12.76
Total Return (b)	4.89%		(1.08)%	9.27%	5.56%	1.08%	8.49%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$673,404		$821,772	$781,823	$636,200	$480,548	$352,395
Ratio of expenses to average net assets	0.96	% (c)	0.94%	0.95%	0.99%	0.94%	0.95%
Ratio of net investment income to average net assets	1.35	% (c)	2.09%	6.06%	3.21%	3.60%	3.37%
Portfolio turnover rate	40	% (d)	107%	79%	46%	81%	78%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sale loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class C
	Six Months Ended
	April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Net Asset Value, Beginning of Period	$12.31		$13.10	$12.45	$12.07	$12.68	$12.50
Increase (decrease) from operations:
Net investment income (a)	0.02		0.14	0.65	0.24	0.26	0.30
Net gain (loss) from securities (both realized and unrealized)	0.49		(0.39)	0.35	0.31	(0.27)	0.59
Total from operations	0.51		(0.25)	1.00	0.55	(0.01)	0.89
Distributions to shareholders from:
Net investment income	(0.13)		(0.33)	(0.35)	(0.14)	(0.26)	(0.22)
Net realized gain	(0.21)		(0.21)	—	(0.03)	(0.34)	(0.49)
Total distributions	(0.34)		(0.54)	(0.35)	(0.17)	(0.60)	(0.71)
Net Asset Value, End of Period	$12.48		$12.31	$13.10	$12.45	$12.07	$12.68
Total Return (b)	4.35%		(2.04)%	8.14%	4.50%	0.07%	7.42%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$64,859		$64,832	$71,406	$70,057	$69,396	$66,968
Ratio of expenses to average net assets	1.96	% (c)	1.94%	1.95%	1.99%	1.94%	1.95%
Ratio of net investment income to average net assets	0.36	% (c)	1.06%	5.06%	1.96%	2.60%	2.37%
Portfolio turnover rate	40	% (d)	107%	79%	46%	81%	78%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Convertible Plus Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended		Year	Year	Year	Period
	April 30,		Ended	Ended	Ended	Ended
	2019		October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$22.82		$24.31	$22.41	$20.99	$20.00
Increase from operations:
Net investment income (loss) (a)	(0.06)		0.08	1.16	1.46	0.50
Net gain (loss) from securities (both realized and unrealized)	0.99		(0.19)	1.25	0.50	0.68
Total from operations	0.93		(0.11)	2.41	1.96	1.18
Distributions to shareholders from:
Net investment income	(0.04)		(0.67)	(0.51)	(0.29)	(0.19)
Net realized gain	(1.05)		(0.71)	—	(0.25)	—
Total distributions	(1.09)		(1.38)	(0.51)	(0.54)	(0.19)
Net Asset Value, End of Period	$22.66		$22.82	$24.31	$22.41	$20.99
Total Return (b)	4.63%		(0.55)%	10.87%	9.43%	5.88%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,251		$1,018	$773	$455	$82
Ratio of expenses to average net assets,
before reimbursement	5.10	% (c)	4.86%	4.33%	5.49%	4.58	% (c)
net of reimbursement	3.94	% (c)	3.72%	4.17%	5.00%	3.74	% (c)
Ratio of net investment income (loss) to average net assets	(0.53	)% (c)	0.34%	4.89%	6.77%	1.45	% (c)
Portfolio turnover rate	40	% (d)	141%	122%	81%	109	% (d)

*	Miller Convertible Plus Fund Class A commenced operations on December 31, 2014.

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended		Year	Year	Year	Period
	April 30,		Ended	Ended	Ended	Ended
	2019		October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$22.82		$24.30	$22.45	$21.01	$20.00
Increase from operations:
Net investment income (loss) (a)	(0.03)		0.14	1.21	0.45	0.31
Net gain (loss) from securities (both realized and unrealized)	0.98		(0.19)	1.27	1.56	0.90
Total from operations	0.95		(0.05)	2.48	2.01	1.21
Distributions to shareholders from:
Net investment income	(0.08)		(0.72)	(0.63)	(0.32)	(0.20)
Net realized gain	(1.05)		(0.71)	—	(0.25)	—
Total distributions	(1.13)		(1.43)	(0.63)	(0.57)	(0.20)
Net Asset Value, End of Period	$22.64		$22.82	$24.30	$22.45	$21.01
Total Return (b)	4.74%		(0.32)%	11.16%	9.75%	5.99%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$118,292		$140,726	$136,449	$80,948	$43,168
Ratio of expenses to average net assets,
before reimbursement	4.84	% (c)	4.60%	4.15%	4.11%	4.33	% (c)
net of reimbursement	3.69	% (c)	3.46%	4.00%	3.62%	3.49	% (c)
Ratio of net investment income (loss) to average net assets	(0.24	)% (c)	0.60%	5.11%	2.10%	1.70	% (c)
Portfolio turnover rate	40	% (d)	141%	122%	81%	109	% (d)

*	Miller Convertible Plus Fund Class I commenced operations on December 31, 2014.

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than on year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Convertible Plus Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended		Year	Year	Year	Period
	April 30,		Ended	Ended	Ended	Ended
	2019		October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$22.54		$24.07	$22.24	$20.88	$20.00
Increase from operations:
Net investment income (loss) (a)	(0.14)		(0.10)	0.96	0.08	0.12
Net gain (loss) from securities (both realized and unrealized)	0.97		(0.18)	1.25	1.70	0.91
Total from operations	0.83		(0.28)	2.21	1.78	1.03
Distributions to shareholders from:
Net investment income	—		(0.54)	(0.38)	(0.17)	(0.15)
Net realized gain	(1.05)		(0.71)	—	(0.25)	—
Total distributions	(1.05)		(1.25)	(0.38)	(0.42)	(0.15)
Net Asset Value, End of Period	$22.32		$22.54	$24.07	$22.24	$20.88
Total Return (b)	4.23%		(1.29)%	9.98%	8.61%	5.14%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$245		$603	$402	$515	$67
Ratio of expenses to average net assets,
before reimbursement	5.85	% (c)	5.63%	5.14%	5.11%	5.33	% (c)
net of reimbursement	4.69	% (c)	4.48%	4.98%	4.62%	4.49	% (c)
Ratio of net investment income (loss) to average net assets	(1.29	)% (c)	(0.40)%	4.10%	0.38%	0.70	% (c)
Portfolio turnover rate	40	% (d)	141%	122%	81%	109	% (d)

*	Miller Convertible Plus Fund Class C commenced operations on December 31, 2014.

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Intermediate Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended		Year	Year	Year	Period
	April 30,		Ended	Ended	Ended	Ended
	2019		October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$16.06		$16.55	$16.20	$15.47	$15.00
Increase from operations:
Net investment income (a)	0.10		0.29	0.57	0.14	0.34
Net gain (loss) from securities (both realized and unrealized)	0.35		(0.18)	0.09	0.84	0.24
Total from operations	0.45		0.11	0.66	0.98	0.58
Distributions to shareholders from:
Net investment income	(0.08)		(0.35)	(0.31)	(0.16)	(0.11)
Net realized gain	(0.46)		(0.25)	—	(0.09)	—
Total distributions	(0.54)		(0.60)	(0.31)	(0.25)	(0.11)
Net Asset Value, End of Period	$15.97		$16.06	$16.55	$16.20	$15.47
Total Return (b)	3.05%		0.67%	4.11%	6.42%	3.84%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,086		$394	$176	$266	$863
Ratio of expenses to average net assets,
before reimbursement/recapture	1.45	% (c)	1.43%	1.43%	1.76%	2.05	% (c)
net of reimbursement/recapture	1.30	% (c)	1.30%	1.50%	1.50%	1.50	% (c)
Ratio of net investment income to average net assets	1.33	% (c)	1.79%	3.48%	0.90%	1.39	% (c)
Portfolio turnover rate	37	% (d)	98%	83%	40%	85	% (d)

*	Miller Intermediate Bond Fund Class A commenced operations on December 31, 2014.

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses or recaptured expenses during certain periods, total returns would have been lower or higher, respectively.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended		Year	Year	Year	Period
	April 30,		Ended	Ended	Ended	Ended
	2019		October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$16.08		$16.55	$16.21	$15.47	$15.00
Increase from operations:
Net investment income (a)	0.12		0.30	0.62	0.31	0.21
Net gain (loss) from securities (both realized and unrealized)	0.34		(0.14)	0.08	0.72	0.38
Total from operations	0.46		0.16	0.70	1.03	0.59
Distributions to shareholders from:
Net investment income	(0.11)		(0.38)	(0.36)	(0.20)	(0.12)
Net realized gain	(0.46)		(0.25)	—	(0.09)	—
Total distributions	(0.57)		(0.63)	(0.36)	(0.29)	(0.12)
Net Asset Value, End of Period	$15.97		$16.08	$16.55	$16.21	$15.47
Total Return (b)	3.13%		0.96%	4.34%	6.76%	3.92%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$113,787		$108,554	$147,539	$101,923	$41,597
Ratio of expenses to average net assets,
before reimbursement/recapture	1.20	% (c)	1.17%	1.18%	1.51%	1.80	% (c)
net of reimbursement/recapture	1.05	% (c)	1.05%	1.25%	1.25%	1.25	% (c)
Ratio of net investment income to average net assets	1.55	% (c)	1.85%	3.78%	2.00%	1.64	% (c)
Portfolio turnover rate	37	% (d)	98%	83%	40%	85	% (d)

*	Miller Intermediate Bond Fund Class I commenced operations on December 31, 2014.

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses or recaptured expenses during certain periods, total returns would have been lower or higher, respectively.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Intermediate Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended		Year	Year	Year	Period
	April 30,		Ended	Ended	Ended	Ended
	2019		October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$16.12		$16.64	$16.29	$15.57	$15.00
Increase from operations:
Net investment income (a)	0.04		0.14	0.45	0.07	0.31
Net gain (loss) from securities (both realized and unrealized)	0.36		(0.16)	0.09	0.80	0.26
Total from operations	0.40		(0.02)	0.54	0.87	0.57
Distributions to shareholders from:
Net investment income	(0.02)		(0.25)	(0.19)	(0.06)	—
Net realized gain	(0.46)		(0.25)	—	(0.09)	—
Total distributions	(0.48)		(0.50)	(0.19)	(0.15)	—
Net Asset Value, End of Period	$16.04		$16.12	$16.64	$16.29	$15.57
Total Return (b)	2.66%		(0.16)%	3.31%	5.65%	3.80%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$322		$205	$163	$249	$105
Ratio of expenses to average net assets,
before reimbursement/recapture	2.20	% (c)	2.17%	2.18%	2.51%	2.80	% (c)
net of reimbursement/recapture	2.05	% (c)	2.05%	2.25%	2.25%	2.25	% (c)
Ratio of net investment income to average net assets	0.56	% (c)	0.86%	2.75%	0.47%	0.64	% (c)
Portfolio turnover rate	37	% (d)	98%	83%	40%	85	% (d)

*	Miller Intermediate Bond Fund Class C commenced operations on December 31, 2014.

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses or recaptured expenses during certain periods, total returns would have been lower or higher, respectively.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2019

1.	ORGANIZATION

The Miller Convertible Bond Fund (the “Convertible Bond Fund”), the Miller Convertible Plus Fund (the “Convertible Plus Fund”), and Miller Intermediate Bond Fund (the “Intermediate Bond Fund”) referred to collectively, as the “Funds”, are separate series of the Miller Investment Trust (the “Trust”), a Delaware statutory trust organized on September 28, 2007. The Trust is registered as an open-end management investment company. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. Convertible Bond Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital. Convertible Plus Fund’s primary investment objective is to use leverage to maximize total return comprising current income and capital appreciation. Intermediate Bond Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital.

The Funds currently offer Class A, Class I and Class C shares. Convertible Bond Fund’s Class A and Class I shares commenced operations on December 27, 2007 and Class C shares commenced operations on December 1, 2009. Convertible Plus Fund’s Class A, Class I and Class C shares commenced operations on December 31, 2014. Intermediate Bond Fund’s Class A, Class I and Class C shares commenced operations on December 31, 2014. Class I and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Wellesley Asset Management, Inc. serves as the Funds’ investment adviser (the “Adviser”).

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies.”

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

Security Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Debt securities and long-term U.S. Treasury obligations (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker or counterparty in/to the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations that mature in 60 days or less, at the time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by a Fair Valuation Committee in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”) adopted by the Board.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
April 30, 2019

The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2019 for the Funds’ assets and liabilities measured at fair value:

Convertible Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$753,256,766	$—	$753,256,766
Preferred Stock*	30,397,490	—	—	30,397,490
U.S. Treasury Obligations	—	20,821,047	—	20,821,047
Short-Term Investments	18,122,576	—	—	18,122,576
Total Investments in Securities	$48,520,066	$774,077,813	$—	$822,597,879

Assets	Level 1	Level 2	Level 3	Total
Derivatives
Total Return Swap**	$—	$311,550	$—	311,550

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
April 30, 2019

Convertible Plus Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$164,115,053	$—	$164,115,053
Preferred Stock*	8,469,600	—	—	8,469,600
U.S. Treasury Obligations	—	1,460,410	—	1,460,410
Short-Term Investments	354,731	—	—	354,731
Total Investments in Securities	$8,824,331	$165,575,463	$—	$174,399,794

Intermediate Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$81,651,775	$—	$81,651,775
Preferred Stock*	5,300,000	—	—	5,300,000
U.S. Treasury Obligations	—	27,114,416	—	27,114,416
Short-Term Investments	563,572	—	—	563,572
Total Investments in Securities	$5,863,572	$108,766,191	$—	$114,629,763

*	Please refer to the Schedule of Investments for industry classifications.

**	Represents the receivable for the open swap contracts.

Exchange Traded Funds (“ETFs”) – The Fund may invest in exchange traded funds. ETF shares are bought and sold on a securities exchange. An index ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Synthetic Convertible Bond Risk – Synthetic convertible bonds are financial instruments created by combining two or more separate securities that, in total, have returns that are similar to a convertible bond. Synthetic convertible bonds are derivative debt securities and are subject to the creditworthiness of the counterparty of the synthetic security. The value of a synthetic convertible bond may decline substantially if the counterparty’s creditworthiness deteriorates. The value of a synthetic convertible bond may also respond differently to market fluctuations than a convertible bond because a synthetic convertible is composed of two or more separate securities, each with its own market value.

The Funds invest in synthetic convertible bonds which may be packaged by investment banks and brokerage firms or created by the Adviser. Synthetic convertible bonds include structured equity linked products that combine unrelated securities which together have the characteristics of convertible securities: a fixed-income component and a convertible component. The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as zero coupon, corporate or government bonds. The convertible component is achieved by investing in warrants or options to buy or sell common stock or various indices at a certain exercise price, or options on a stock index.

Synthetic convertible bonds also include index-linked and equity-linked convertible structured notes. Index-linked and equity-linked notes are securities, the value of which fluctuates based on the value of a basket of stocks or other securities (in the case of index-linked notes) or a single security (in the case of equity-linked notes). Many index-linked and equity-linked notes have a guarantee feature (usually supplied by a brokerage house or bank) that guarantees return of the original issue price, providing substantial protection against a decline in price, while preserving the ability for capital appreciation if the underlying basket of securities increases in value. Synthetic convertible bonds held by the Funds are contingent payment debt instruments that accrue interest income at the stated coupon rate for book purposes but at the comparable yield for tax purposes.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
April 30, 2019

Leverage Risk –The use of leverage through activities such as borrowing or purchasing derivatives can magnify the effects of changes in the value of the Convertible Plus Fund and make the Convertible Plus Fund’s share price more volatile and sensitive to market movements. The leveraged investment techniques that the Convertible Plus Fund employs could cause investors in the Convertible Plus Fund to lose more money in adverse environments. Leverage may result in the creation of a liability that requires the Convertible Plus Fund to pay interest or fees, which may be greater than the income or gain received by the Convertible Plus Fund from the securities purchased with leverage proceeds.

Derivative Transactions – The Funds may enter into total return swaps. Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash at the end of each month or when the amount due to or from the Funds exceeds $500,000. The fee paid by the Funds will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. Each Fund may use its own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on the Funds’ overall return) by replacing it with the impact of market exposure based upon the Funds’ own investment holdings. The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The Funds value the total return swaps in which they enter based on a formula of the underlying asset’s nightly value, U.S. Dollar-1-Month London Interbank Offered Rate-British Banker’s Association (USD-1M LIBOR-BBA) and an annual fee or various agreed upon inputs.

During the six months ended April 30, 2019, the Convertible Bond Fund invested in total return swaps. The total return swaps can be found on the Statements of Assets and Liabilities under receivable for open swap contracts. At April 30, 2019, the receivable for open swap contracts was $311,550 for the Convertible Bond Fund on the Statements of Assets and Liabilities. For the six months ended April 30, 2019, the net realized gain (loss) on swaps was $872,710 for the Convertible Bond Fund on the Statements of Operations. For the six months ended April 30, 2019, the net change in unrealized appreciation/(depreciation) was $250,220 for the Convertible Bond Fund on the Statements of Operations.

The average notional value of total return swaps that the Funds invested in during the six months ended April 30, 2019 was $12,922,757 for the Convertible Bond Fund. The average notional value previously discussed serves as the indicator of the volume for the Funds.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted or amortized over the life of the respective securities.

Expenses – Common expenses, income and gains and losses are allocated daily among share classes of the Funds based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares of the Funds.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions on returns filed for open fiscal year ends October 31, 2016 through October 31, 2018, or expected to be taken in the Funds’ current

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
April 30, 2019

fiscal year end returns, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Massachusetts. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2019, the Funds did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The activities of the Funds are overseen by the Board. Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% and 0.95% for the Convertible Bond Fund and the Intermediate Bond Fund, respectively, of the average daily net assets of each respective Fund. The Convertible Plus Fund pays the Adviser an annual rate of 1.95% of the average daily managed assets, which is equal its total assets including assets attributable to borrowings, minus accrued liabilities other than borrowings. For the six months ended April 30, 2019, the Adviser earned advisory fees of $3,164,924, $1,701,700 and $517,837 for the Convertible Bond Fund, Convertible Plus Fund and the Intermediate Bond Fund, respectively.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”), has contractually agreed to reduce its fees and/or absorb expenses of the Convertible Plus Fund and the Intermediate Bond Fund, at least until February 28, 2020, to ensure that net annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes and extraordinary expenses such as litigation) will not exceed 2.20%, 1.95% and 2.95% of the Convertible Plus Fund’s average daily net assets for Class A, Class I and Class C shares, respectively and 1.30%, 1.05% and 2.05% of the Intermediate Bond Fund’s average daily net assets for Class A, Class I and Class C shares, respectively. The Agreement will allow the Adviser, subject to certain conditions, to recover amounts previously reimbursed for operating expenses to the Funds to the extent that the Funds’ expense ratios fall below the above indicated expense limitations. The amounts that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation during the 36 month period following such waiver or reimbursement. The potential recoupment amounts will be the lesser of: (i) the expense cap in effect at the time of the fee waiver/recoupment; or (ii) the expense cap in effect at the time of recapture. For the six months ended April 30, 2019, the Adviser waived fees of $690,144 and $81,418 for the Convertible Plus Fund and the Intermediate Bond Fund, respectively.

As of October 31, 2018, the following amounts are subject to recapture by the Advisor by October 31 of the following years:

	2019	2020	2021
Convertible Plus Fund	$234,298	$198,827	$1,563,016
Intermediate Bond Fund	145,219	—	167,216

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
April 30, 2019

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Board has adopted, on behalf of each Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Convertible Bond Fund’s Class A shares pay 0.50% per year of its average daily net assets for such distribution and shareholder service activities. The Convertible Plus Fund and the Intermediate Bond Fund’s Class A pay 0.25% per year of its average daily net assets for distribution and shareholder service activities under the Plan. The Funds’ Class C pays 1.00% per year of its average daily net assets for distribution and shareholder service activities under the Plan. For the six months ended April 30, 2019, the 12b-1 fees accrued amounted to $203,771 and $318,403 for the Convertible Bond Fund’s Class A shares and Class C shares, respectively, $1,525 and $2,009 for the Convertible Plus Fund’s Class A shares and Class C shares, respectively, and $780 and $1,482 for the Intermediate Bond Fund’s Class A and Class C shares, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended April 30, 2019, the Distributor received $58,178 in underwriting commissions for sales of Class A shares, of which $8,070 was retained by the principal underwriter or other affiliated broker-dealers for the Convertible Bond Fund. For the six months ended April 30, 2019, the Distributor did not receive any underwriting commissions for sales of Class A shares for the Convertible Plus Fund or the Intermediate Bond Fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds. An officer of the Trust is also an officer of NLCS.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Trustee Fees - Each Trustee who is not affiliated with the Trust or the Adviser receives an annual retainer fee of $50,000, as well as $10,000 for one annual in-person meeting and $1,000 each for three meetings conducted by telephone. Any additional as needed meetings, either in person or by telephone are covered by the retainer fee. The trustee, who is chair of the Audit Committee, receives an additional payment of $6,000 as an annual retainer fee for serving in that capacity. None of the Trustees who are affiliated with the Trust receive compensation from the Trust.

4.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended April 30, 2019, amounted to $335,394,658 and $515,050,485, respectively for the Convertible Bond Fund, $70,227,161 and $106,843,446, respectively for the Convertible Plus Fund and $44,926,780 and $39,931,067, respectively for the Intermediate Bond Fund.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
April 30, 2019

5.	LINE OF CREDIT

The Convertible Plus Fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes. The Convertible Plus Fund is required to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed, with an exception it expects to limit its borrowings for investment purposes to 33 1/3% of the value of the Fund’s total assets (including the amount borrowed). The Convertible Plus Fund has entered into a line of credit agreement with Barclays Bank PLC, which permits the Convertible Plus Fund to borrow at a rate, per annum, equal to 1.15% plus the 3 month LIBOR rate to be paid quarterly. There is also an annual commitment fee. During the six months ended April 30, 2019, the Convertible Plus Fund recorded $1,040,808 in interest expense on the line of credit. Average borrowings and the average interest rate during the six months ended April 30, 2019 were $55,176,796 and 3.83%, respectively. The largest outstanding amount borrowed during the period was $67,000,000. The balance on the line of credit as of April 30, 2019 was $55,500,000 and the amount of the commitment is $77,000,000. The interest rate as of April 30, 2019 was 3.73%.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2019 were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	Appreciation
Convertible Bond Fund	$788,296,191	$46,372,028	$(12,070,340)	$34,301,688
Convertible Plus Fund	170,181,684	7,149,562	(2,931,452)	4,218,110
Intermediate Bond Fund	112,815,793	2,986,397	(1,172,427)	1,813,970

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

For the year ended October 31, 2018:

	Ordinary Income	Long-Term Capital Gains	Total
Convertible Bond Fund	$24,777,976	$23,430,398	$48,208,374
Convertible Plus Fund	8,063,805	59,488	8,123,293
Intermediate Bond Fund	5,012,986	351,161	5,364,147

For the year ended October 31, 2017:

	Ordinary Income	Long-Term Capital Gains	Total
Convertible Bond Fund	$33,597,114	$—	$33,597,114
Convertible Plus Fund	3,432,347	—	3,432,347
Intermediate Bond Fund	3,185,078	—	3,185,078

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
April 30, 2019

As of October 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Convertible Bond Fund	$11,497,121	$8,362,133	$(17.891.894)	$1,967,360
Convertible Plus Fund	4,076,562	1,739,042	(5,717,013)	98,591
Intermediate Bond Fund	2,073,828	1,149,743	(3,092,487)	131,084

The difference between book basis and tax basis distributable earnings and unrealized depreciation is primarily attributable to the tax treatment of amortization on convertible securities, income on contingent convertible debt securities, Section 305(c) deemed dividend distributions, and the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to tax adjustments for equalization debits resulted in reclassification for the year ended October 31, 2018 as follows:

	Paid	Total
	In	Distributable
	Capital	Earnings (Losses)
Convertible Bond Fund	$3,315,525	$(3,315,525)
Convertible Plus Fund	862,197	(862,197)
Intermediate Bond Fund	1,025,314	(1,025,314)

8.	CROSS TRADES

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust as well as certain other clients of the Adviser pursuant to “Cross-Trading” Procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Funds from or to another Fund that is or could be considered an affiliate of the Funds under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. For the six months ended April 30, 2019, the Funds did not engage in cross trades.

9.	NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities, which amends the amortization period for certain callable debt securities purchased at a premium, shortening the period to the earliest call date. ASU 2017-08 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early application is permitted. At this time, management is evaluating the implications of this ASU and any impact on the financial statement disclosures.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. The Funds early adopted ASU 2018-13 and the related changes have been incorporated into these financial statements.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
April 30, 2019

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

Based on a recommendation from the Adviser, the Board has approved closing the Class A and Class C shares of the Convertible Plus Fund and the Intermediate Bond Fund and converting all outstanding Class A and Class C shares to Class I shares of each of the respective Funds. Class I shares have lower expenses than the Class A and Class C shares.

Effective as of the close of business on July 12, 2019, Class A and Class C shares will no longer be available for purchase.

After the close of business on July 12, 2019, the Fund will convert all outstanding Class A and Class C shares of the Convertible Plus Fund and Intermediate Bond Fund into Class I shares of each of the respective Funds. The conversion will not be considered a taxable event for federal income tax purposes.

Effective as of the close of business on July 12, 2019, the Adviser has agreed to reduce the Intermediate Bond Fund’s expense limitation applicable to Class A and Class I from 1.30% to 1.20% and 1.05% to 0.95%, respectively.

Miller Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
April 30, 2019

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning		Annualized	Expenses Paid During the
	Account	Ending Account	Expense	Period
	Value (11/1/18)	Value (4/30/19)	Ratio	(11/1/18 to 4/30/19)
Actual *
Miller Convertible Bond Fund
Class A	$1,000.00	$1,046.30	1.46%	$7.40
Class I	$1,000.00	$1,048.90	0.96%	$4.86
Class C	$1,000.00	$1,043.50	1.96%	$9.91
Miller Convertible Plus Fund
Class A	$1,000.00	$1,046.30	3.94%	$19.99
Class I	$1,000.00	$1,047.40	3.69%	$18.73
Class C	$1,000.00	$1,042.30	4.69%	$23.75
Miller Intermediate Bond Fund
Class A	$1,000.00	$1,030.50	1.30%	$6.55
Class I	$1,000.00	$1,031.30	1.05%	$5.29
Class C	$1,000.00	$1,026.60	2.05%	$10.30
Hypothetical (5% return before expenses) *
Miller Convertible Bond Fund
Class A	$1,000.00	$1,017.56	1.46%	$7.29
Class I	$1,000.00	$1,020.05	0.96%	$4.79
Class C	$1,000.00	$1,015.09	1.96%	$9.78
Miller Convertible Plus Fund
Class A	$1,000.00	$1,005.26	3.94%	$19.59
Class I	$1,000.00	$1,006.50	3.69%	$18.36
Class C	$1,000.00	$1,001.54	4.69%	$23.28
Miller Intermediate Bond Fund
Class A	$1,000.00	$1,018.35	1.30%	$6.51
Class I	$1,000.00	$1,019.59	1.05%	$5.26
Class C	$1,000.00	$1,014.63	2.05%	$10.24

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended April 30, 2019 (181) divided by the number of days in the fiscal year (365).

Renewal of the Investment Advisory Agreement between Review of 15(c) Materials and Approve Continuance of Management Agreement

At an in person meeting held October 24, 2018, the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the Management Agreements between the Miller Investment Trust and Wellesley Asset Management, Inc. (the “Adviser”) with respect to the Miller Convertible Bond Fund (“Convertible Bond Fund”), Miller Convertible Plus Fund (“Convertible Plus Fund”) and Miller Intermediate Bond Fund (“Intermediate Bond Fund”) (each a “Management Agreement” and collectively the “Management Agreements”). In its consideration of the renewal of each Management Agreement, the Board including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

The Board relied upon each Trustee’s own business judgment in determining the material factors to be considered when evaluating the Management Agreements and the weight to be given to each factor. The Board based its conclusions on a comprehensive evaluation of all the information provided and not on any one factor exclusively. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Management Agreements. Matters considered by the Board, including the Independent Trustees, in connection with its approval of each Management Agreement included the following:

Nature, Extent and Quality of Services and Personnel. The Board examined the nature, extent and quality of the services provided by the Adviser to the Funds. The Board also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of each Fund’s investment operations. The Board considered information regarding the Adviser’s efforts in the area of compliance and investment processes. The Board discussed the Adviser’s personnel, and the high level of service provided by them including managing the growth of Fund assets, which among other things requires specialized skill in sourcing sufficient suitable convertible bonds. The Board also discussed the financial strength of the Adviser and concluded that it is satisfied and that the Adviser has delivered a high level of services to the Funds and their shareholders. The Board further concluded that the Adviser’s management team and the Adviser’s overall resources were adequate and that the Adviser had the investment management skills and personnel that are more than capable to perform its duties under each Agreement.

Performance. The Board reviewed and assessed the performance of the Funds.

Convertible Bond Fund. The Board noted that for the one, three and five-year periods ended September 28, 2018, the Convertible Bond Fund had returns of 3.92%, 7.02% and 5.82%, respectively, underperforming the peer group averages of 12.15%, 11.45% and 8.05% for the one, three and five-year periods. Similarly, the Fund underperformed the “Convertibles” Morningstar Category averages of 9.84%, 9.94% and 7.28% for the one, three and five-year periods ended September 28, 2018. The Fund, however, outperformed the Bloomberg Barclays US Aggregate Bond Index for the one-year period since September 30, 2018. The Adviser stated that the Fund was last in its Peer Group in one-year and three-year annualized performance and was outperformed by most funds in its Peer Group in the 5 year annualized performed. It was noted that the Convertible Bond Fund was outperformed by most mutual funds in the Convertible Morningstar Category. The

Adviser believes the Fund’s underperformance in this Category in part was because of its relatively larger positions in convertible bonds issued by companies with small to medium-sized market capitalizations. It was also noted that the Fund was designed to perform well in both up and down markets and over full market cycles, while many peer funds performed relatively better in ascending markets but would be expected to perform relatively poor in descending markets.

Convertible Plus Fund. The Board noted that for the one and three-year periods ended September 30, 2018, the Convertible Plus Fund had returns of 5.96% and 10.38%, respectively, underperforming the peer group average of 10.48% for the one-year period and outperforming the peer group average of 10.37% for the three-year period. Similarly, the Fund underperformed the “Convertibles” Morningstar Category average of 9.84% for the one-year period and outperformed the Morningstar Category average of 9.94% for the three-year period ended September 30, 2018. The Fund outperformed the Bloomberg Barclays US Aggregate Bond Index for the one-year period ending September 30, 2018. The Board considered that the Adviser’s goal is for the Fund’s total return to out-perform its benchmark indexes over full market cycles, including both ascending and descending markets.

Intermediate Bond Fund. The Board noted that for the one and three-year periods ended September 30, 2018, the Intermediate Bond Fund had returns of 3.41% and 5.33%, respectively, outperforming the peer group averages of (0.11)% and 3.38%. Similarly, the Fund outperformed the Morningstar Category averages of (0.98)% and 3.55% for the one and three-year periods ended September 30, 2018. It ranked second in its peer group and category for the three-year annualized performance. It was noted that the Fund’s 3-year Sharpe ratio was ranked second in its peer group and second best in its category. The Fund outperformed the Bloomberg Barclays US Aggregate Bond Index for the one-year period ending September 30, 2018.

With respect to each of the Funds, the Board found that the Adviser continues to not deviate from its strategy to achieve favorable risk-adjusted returns in all market cycles. The Adviser is pleased with the performance of the Funds, and the Board concluded that each Fund’s performance was reasonable, especially in light of one of the longest run-ups in the equity market in history. It was further noted that the Fund generally has higher quality convertible bonds with shorter maturities than many of the peer funds.

Fees & Expenses. The Board reviewed the fees charged by the Funds, including reviewing the fees compared to the Funds’ respective peer groups and Morningstar Categories. The Board further considered the fact that the Adviser manages separately managed accounts with similar investment strategies and the advisory fees it charges to such accounts.

Convertible Bond Fund. The Board noted that the Convertible Bond Fund’s advisory fee rate of 0.75% was higher than the peer group average of 0.56% and slightly lower than the Morningstar Category average of 0.82%. The Board further noted that the Convertible Bond Fund’s net expense ratio rate of 0.95% was higher than the peer group average of 0.70% but lower than the Morningstar Category average of 1.09%. The Board concluded that the advisory fee and net expense ratio were within an acceptable range of fees for the Fund when compared to peer funds.

Convertible Plus Fund. The Board noted that the Convertible Plus Fund’s advisory fee rate of 2.86% was significantly higher than the peer group average of 0.70% and significantly higher than the Morningstar Category average of 0.82%. The Board further noted that the Convertible Plus Fund’s net expense ratio rate of 4.00% was significantly higher than the peer group average of 0.87% and significantly higher than the Morningstar Category average of 1.09%. The Board concluded that the advisory fee and net expense ratio were within an acceptable range of fees for the Fund when compared to peer funds.

Intermediate Bond Fund. The Board noted that the Intermediate Bond Fund’s advisory fee rate of 0.95% was higher than both the peer group average of 0.55%and Morningstar Category average of 0.44%. The Board further noted that the Intermediate Bond Fund’s net expense ratio rate of 1.25% was significantly higher than the peer group average of 0.70% and significantly higher than the Morningstar Category average of 0.58%. The Board noted that the Adviser imposed a contractual fee waiver that has lowered Fund’s expense ratio for the contractual fee waiver period. The Board concluded that the advisory fee and net expense ratio were within an acceptable range of fees for the Fund when compared to peer funds.

Economies of Scale. The Board considered whether the Adviser has realized or will realize economies of scale with respect to the management of each Fund. They continued to review the Adviser’s projections for asset growth of each Fund over the next 12 months, and discussed the expense limitation agreement currently in place.

Profitability. The Board considered the expenses of the Adviser, and reviewed the profits realized by the Adviser with respect to each Fund, and took into consideration other benefits to the Adviser. The Board found the profit earned by the Adviser with respect to each Fund to be acceptable and not unreasonable.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreements, the Board, including all of the Independent Trustees, concluded that the advisory fee for each Fund is fair and reasonable and approved the continuance of the respective Management Agreements and the advisory fees thereunder as in the best interest of each Fund and its shareholders.

PRIVACY notice

FACTS	WHAT DOES MILLER INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Miller Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Miller Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-877-441-4434

Who we are
Who is providing this notice?	Miller Investment Trust
What we do
How does Miller Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Miller Investment Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Miller Investment Trust does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Miller Investment Trust does not share with non-affiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Miller Investment Trust does not jointly market.

MILLER FUNDS

Advisor	Wellesley Asset Management, Inc.
The Wellesley Office Park
20 William Street, Suite 310
Wellesley, MA 02481

Distributor	Northern Lights Distributors, LLC
17645 Wright Street
Omaha, NE 68130

Legal Counsel	Thompson Hine LLP
1919 M Street, N.W. – Suite 700
Washington, DC 20036

Transfer Agent	Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

Custodian	Bank of New York Mellon Corp.
101 Barclay Street
New York, NY 10286

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling toll-free 877-441-4434 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 877-441-4434.

Miller Funds • 17645 Wright St. •Suite 200 • Omaha, NE 68130
877-441-4434

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

(a)	Schedule of investments in securities of unaffiliated issuers is included under Item 1.
(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the President and Treasurer has concluded that disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/ Greg Miller

Greg Miller, President

Date 7/5/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Greg Miller

Greg Miller, President

Date 7/5/19

By (Signature and Title)

/s/Darlene Murphy

Darlene Murphy, Treasurer

Date 7/5/19